Consolidated Balance Sheets - USD ($) $ in Millions	Feb. 29, 2016	Feb. 28, 2015
Current
Cash and cash equivalents	$ 957	$ 1,233
Short-term investments	1,420	1,658
Accounts receivable, net	338	503
Other receivables	51	97
Inventories	143	122
Income taxes receivable	0	169
Other current assets	102	375
Deferred income tax asset	0	10
Total current assets	3,011	4,167
Long-term investments	197	316
Restricted cash	50	59
Property, plant and equipment, net	412	556
Goodwill	618	85
Intangible assets, net	1,213	1,375
Deferred Tax Assets, Net, Noncurrent	33	0
Total assets	5,534	6,558
Current
Accounts payable	270	235
Accrued liabilities	368	667
Taxes Payable, Current	9	0
Deferred revenue	392	470
Total current liabilities	1,039	1,372
Long-term debt	1,277	1,707
Deferred income tax liability	10	48
Total liabilities	2,326	3,127
Capital stock and additional paid-in capital
Common shares: authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares Issued - 528,802,322 voting common shares (March 1, 2014 - 526,551,953)	2,448	2,444
Retained earnings	768	1,010
Accumulated other comprehensive income (loss)	(8)	(23)
Total shareholders' equity	3,208	3,431
Total liabilities and shareholders' equity	$ 5,534	$ 6,558